Vessel revenue - Narrative (Details)	6 Months Ended
	Jun. 30, 2025 vessel tanker	Jun. 30, 2024 vessel
Analysis of income and expense [abstract]
Number of vessels that earned revenue in long-term contracts | vessel	17	15
Variability of lease revenue	100.00%
Number Of Time Charter-Out Agreements | tanker	17